Financial Assets and Financial Liabilities - Schedule of Changes in Liabilities Arising From Financial Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	¥ 910,514		¥ 2,455,818
Cash flows	714,447		(1,537,609)
Foreign exchange movement	1,634		(10,855)
Translation reserve	(175)		3,107
Other			53
Ending balance	1,626,420	$ 256,963	910,514
Short Term Borrowings [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	894,136		2,399,195
Cash flows	705,109		(1,535,532)
Foreign exchange movement	755		(9,608)
Other			40,081
Ending balance	1,600,000	252,789	894,136
Long Term Borrowings [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	16,270		56,509
Cash flows	9,376		(2,015)
Foreign exchange movement	879		(1,242)
Translation reserve	(184)		3,099
Other			(40,081)
Ending balance	26,341	4,162	16,270
Obligations under Finance Leases Current [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	38		59
Cash flows	(38)		(62)
Foreign exchange movement			(5)
Translation reserve	9		8
Other	24		38
Ending balance	33	5	38
Obligations under Finance Leases Non-current [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	70		55
Other	(24)		15
Ending balance	¥ 46	$ 7	¥ 70